FAIR VALUES - Assets and Liabilities at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Financial liabilities at amortised cost		$ 1,748,271
Book value [member]
Financial Assets
Financial assets at amortised cost	$ 1,715,615,889	1,140,193,416
Financial Liabilities
Financial liabilities at amortised cost	1,552,907,304	1,724,887,444
Book value [member] | Deposits
Financial Liabilities
Financial liabilities at amortised cost	1,548,928,056	1,705,009,583
Book value [member] | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost	940,332
Book value [member] | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	346,947	909,756
Book value [member] | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	2,691,969	17,219,834
Book value [member] | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost		1,748,271
Book value [member] | Cash and due from banks
Financial Assets
Financial assets at amortised cost	229,098,272	150,719,643
Book value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	25,435,492	6,679,625
Book value [member] | Loans and other financing
Financial Assets
Financial assets at amortised cost	482,455,084	728,474,749
Book value [member] | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	755,708,132	67,206,248
Book value [member] | Other Debt Securities
Financial Assets
Financial assets at amortised cost	222,910,510	186,842,522
Book value [member] | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	8,399	270,629
Fair value
Financial Assets
Financial assets at amortised cost	1,814,736,118	1,154,703,180
Financial Liabilities
Financial liabilities at amortised cost	1,601,553,878	1,779,859,431
Fair value | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	1,187,707,955	326,711,909
Financial Liabilities
Financial liabilities at amortised cost	1,287,279	2,658,027
Fair value | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	77,716,626	91,892,348
Fair value | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	549,311,537	736,098,923
Financial Liabilities
Financial liabilities at amortised cost	1,600,266,599	1,777,201,404
Fair value | Deposits
Financial Liabilities
Financial liabilities at amortised cost	1,597,478,417	1,750,167,253
Fair value | Deposits | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	1,597,478,417	1,750,167,253
Fair value | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost	940,332
Fair value | Repo transactions | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	940,332
Fair value | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	346,947	909,756
Fair value | Other financial liabilities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	346,947	909,756
Fair value | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	2,788,182	27,034,151
Fair value | Financing received from the Argentine Central Bank and other financial institutions | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	2,788,182	27,034,151
Fair value | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost		1,748,271
Fair value | Unsubordinated Negotiable Obligations | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost		1,748,271
Fair value | Cash and due from banks
Financial Assets
Financial assets at amortised cost	229,098,272	150,719,643
Fair value | Cash and due from banks | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	229,098,272	150,719,643
Fair value | Other financial assets
Financial Assets
Financial assets at amortised cost	25,435,492	6,679,625
Fair value | Other financial assets | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	25,435,492	6,679,625
Fair value | Loans and other financing
Financial Assets
Financial assets at amortised cost	549,311,537	736,098,923
Fair value | Loans and other financing | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	549,311,537	736,098,923
Fair value | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	755,708,132	67,206,248
Fair value | Reverse Repo transactions | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	755,708,132	67,206,248
Fair value | Other Debt Securities
Financial Assets
Financial assets at amortised cost	255,174,286	193,728,112
Fair value | Other Debt Securities | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	177,457,660	101,835,764
Fair value | Other Debt Securities | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	77,716,626	91,892,348
Fair value | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	8,399	270,629
Fair value | Financial assets in guarantee | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	$ 8,399	$ 270,629